Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Shares issued (in shares)	54,110,584	54,110,584
Shares outstanding (in shares)	54,110,584	54,110,584
Par value (in dollars per share)	$ 0.10	$ 0.10